Summary of Significant Accounting Policies - Disaggregation of Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Net revenues	$ 441,505,231	$ 177,883,105	$ 134,109,632
PRC
Disaggregation of Revenue [Line Items]
Net revenues	413,141,394	121,105,976	25,502,479
USA
Disaggregation of Revenue [Line Items]
Net revenues	22,192,632	53,469,745	108,309,547
Others
Disaggregation of Revenue [Line Items]
Net revenues	6,171,205	3,307,384	297,606
Advertising revenue
Disaggregation of Revenue [Line Items]
Net revenues	438,384,470	175,040,033	131,287,334
Other revenue
Disaggregation of Revenue [Line Items]
Net revenues	$ 3,120,761	$ 2,843,072	$ 2,822,298